Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€) [1]
Cash flows from operating activities
Profit (loss) for the year | €		€ 604	€ (6,641)		€ (632)
Adjustments for:
Net Financing expenses | €		2,091	9,228		2,434
Depreciation and amortization | €		5,816	4,518		4,411
Share-based payment transactions | €		5	5		3
Share of profits of equity accounted investees | €		(2,545)	(1,531)		(1,375)
Payment of interest on loan from an equity accounted investee | €		3,036	407		4,646
Change in trade receivables and other receivables | €		(17)	2,012		(1,771)
Change in other assets | €		37	126		(1,087)
Change in asset from concessions project | €		1,431	(84)
Change in accrued severance pay, net | €		15	2		(16)
Change in trade payables | €		633	(258)		802
Change in other payables | €		(1,565)	(2,655)		2,148
Income tax expense | €		215	372		569
Income taxes paid | €		(77)	(42)		(54)
Interest received | €		1,835	505		224
Interest paid | €		(4,924)	(3,659)		(2,985)
Total adjustment to reconcile profit and loss | €		5,986	8,946		7,949
Net cash from operating activities | €		6,590	2,305		7,317
Cash flows from investing activities:
Acquisition of fixed assets | €		(3,708)	(7,576)		(5,122)
Acquisition of subsidiary, net of cash acquired | €		(1,000)	(9,851)
Investment in equity accounted investee | €					(812)
Advances on account of investments | €			(8,000)		(710)
Repayment of loan from an equity accounted investee | €		1,540			2,388
Acquisition of marketable securities | €			(6,677)		(923)
Proceeds from marketable securities | €		3,316	1,277		5,814
Proceeds from settlement of derivatives, net | €		664	620
Decrease (increase) in restricted cash, net | €		(3,107)	3,225		(56)
Loans to others | €		(3,500)	(361)
Net cash from (used in) investing activities | €		(5,795)	(27,343)		579
Cash flows from financing activities:
Dividends paid | €					(2,123)
Repayment of long-term loans and finance lease obligations | €		(17,819)	(2,224)		(1,089)
Repayment of Debentures | €		(4,668)	(4,842)		(4,954)
Repurchase of own shares | €			(14)		(11)
Proceeds from long term loans | €		34,745	5,575		5,726
Proceeds from issuance of debentures, net | €			31,175
Net cash from (used in) financing activities | €		12,258	29,670		(2,451)
Effect of exchange rate fluctuations on cash and cash equivalents | €		(133)	(3,156)		(153)
Increase in cash and cash equivalents | €		12,920	1,476		5,292
Cash and cash equivalents at the beginning of year | €		23,962	22,486	[1]	17,194
Cash and cash equivalents at the end of the year | €		€ 36,882	€ 23,962		€ 22,486
USD [Member]
Cash flows from operating activities
Profit (loss) for the year | $	$ 692
Adjustments for:
Net Financing expenses | $	2,394
Depreciation and amortization | $	6,660
Share-based payment transactions | $	6
Share of profits of equity accounted investees | $	(2,914)
Payment of interest on loan from an equity accounted investee | $	3,476
Change in trade receivables and other receivables | $	(19)
Change in other assets | $	42
Change in asset from concessions project | $	1,639
Change in accrued severance pay, net | $	17
Change in trade payables | $	725
Change in other payables | $	(1,792)
Income tax expense | $	246
Income taxes paid | $	(88)
Interest received | $	2,101
Interest paid | $	(5,638)
Total adjustment to reconcile profit and loss | $	6,855
Net cash from operating activities | $	7,547
Cash flows from investing activities:
Acquisition of fixed assets | $	(4,246)
Acquisition of subsidiary, net of cash acquired | $	(1,145)
Investment in equity accounted investee | $
Advances on account of investments | $
Repayment of loan from an equity accounted investee | $	1,763
Acquisition of marketable securities | $
Proceeds from marketable securities | $	3,797
Proceeds from settlement of derivatives, net | $	760
Decrease (increase) in restricted cash, net | $	(3,558)
Loans to others | $	(4,008)
Net cash from (used in) investing activities | $	(6,637)
Cash flows from financing activities:
Dividends paid | $
Repayment of long-term loans and finance lease obligations | $	(20,403)
Repayment of Debentures | $	(5,345)
Repurchase of own shares | $
Proceeds from long term loans | $	39,784
Proceeds from issuance of debentures, net | $
Net cash from (used in) financing activities | $	14,036
Effect of exchange rate fluctuations on cash and cash equivalents | $	(152)
Increase in cash and cash equivalents | $	14,794
Cash and cash equivalents at the beginning of year | $	27,437
Cash and cash equivalents at the end of the year | $	$ 42,231

[1]	Please refer to Note 2C for functional and presentation currency.